Document and Entity Information	12 Months Ended
Mar. 31, 2016
Document Type	S-1
Amendment Flag	true
Amendment Description	The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Document Period End Date	Mar. 31, 2016
Trading Symbol	hsm
Entity Registrant Name	HELIUS MEDICAL TECHNOLOGIES, INC.
Entity Central Index Key	0001610853
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY